Organization and Basis of Presentation Revenue Breakout (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Revenue by Combined Entity [Table Text Block]
The following table presents the revenues and net income for the previously separate entities and combined amounts presented herein:

Year Ended December 31, 2012
Revenues:
Partnership	$1,339
SUGS (1)	661
Combined	$2,000

Net income (loss):
Partnership	$48
SUGS (1)	(14)
Combined	$34

(1)	The amounts attributable to SUGS are from the period from March 26, 2012 to December 31, 2012, the period that SUGS and Regency were under common control.